TAXES ON INCOME, NET (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Operating loss carryforward	$ 95,485	$ 92,885
Research and development	11,779	12,109
Accrued social benefits and other	2,535	3,072
Lease liabilities	670	312
Property and equipment	0	2
Deferred tax asset before valuation allowance	110,469	108,380
Valuation allowance	(109,814)	(108,073)
Deferred tax asset after valuation allowance	655	307
Deferred tax liabilities:
Right of use assets	(655)	(307)
Deferred tax liabilities	(655)	(307)
Net deferred tax assets	$ 0	$ 0